INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
INVENTORIES, NET
Raw materials, parts and supplies	$ 1,060	$ 1,105
Finished products	2,141	2,064
Inventories, net	3,201	3,169
Valuation adjustment for slow inventory	$ 1,527	$ 1,527